Loss per share	6 Months Ended
Feb. 28, 2026
Notes and other explanatory information [abstract]
Loss per share

13.	Loss per share

	Three months ended February 28,		Six months ended February 28,
	2026	2025	2026	2025
Net loss attributable to shareholders	$(20,376)	$(2,521)	$(24,544)	$(1,540)
Weighted average number of common shares for basic EPS(1)	309,346,357	293,529,403	302,086,119	292,593,795
Weighted average number of common shares for diluted EPS(1)	309,346,357	293,529,403	302,086,119	292,593,795
(1)	The weighted average number of common shares for basic and diluted EPS include 6.2 million of vested, but unissued, gross common shares relating to share-based compensation.

For the three and six months ended February 28, 2026 and corresponding periods ended February 28, 2025, all outstanding options to purchase shares of common stock and restricted share units were excluded from the respective computations of diluted loss per share, as the Company was in a net loss position, and all potentially dilutive instruments were anti-dilutive and therefore not included in the calculation of diluted net loss per share.